Profit for the Year/Period	6 Months Ended
Oct. 31, 2023
Profit for the Year/Period [Abstract]
PROFIT FOR THE YEAR/PERIOD
12.	PROFIT FOR THE YEAR/PERIOD

Profit for the year/period has been arrived at after charging:

	Year ended April 30,			Six months ended October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Staff costs
Salaries, allowances and other benefits	6,026	9,125	9,735	2,997
Retirement benefit scheme contributions (note)	167	168	133	77
Share of losses of joint ventures (including in other expenses)	—	—	404	1,366
Depreciation and amortization	631	846	1,312	1,441

Note:	The Group operates a Mandatory Provident Fund Scheme and Central Provident Fund Scheme for all qualifying employees in Hong Kong and Singapore, respectively. The assets of the schemes are held separately from those of the Group, in funds under the control of trustees.